UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23045

Lyons Funds
(Exact name of registrant as specified in charter)

807 W. Morse Blvd., Suite 105
Winter Park, FL 32789
(Address of principal executive offices) (Zip code)

With a copy to:
CT Corporation	David D. Jones
1209 N. Orange Street	Copeland & Covert
Wilmington, DE 19801	631 Palm Springs Drive, Suite 115
(Name and address of agent for service)	Altamonte Springs, FL 32701
(281) 702-2137

Registrant's telephone number, including area code: (407) 951-8710

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

LYONS SMALL CAP FUND

Table of Contents

Graphical Illustration	2
Schedule of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statement of Changes in Net Assets	7
Financial Highlights	8
Notes to the Financial Statements	10
Expense Example	14
Additional Information	15

LYONS SMALL CAP FUND GRAPHICAL ILLUSTRATION As of May 31, 2016 (Unaudited)

The following chart provides a visual breakdown of the Fund by the industry sectors that the underlying securities represent as a percentage of the total investments:

LYONS SMALL CAP FUND SCHEDULE OF INVESTMENTS As of May 31, 2016 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS – 97.5%
	AIRLINES – 2.3%
1,864	Hawaiian Holdings, Inc.*	$75,417

	APPAREL – 1.7%
3,885	Cherokee, Inc.*	54,817

	AUTO MANUFACTURERS – 2.3%
5,321	Wabash National Corp.*	75,452

	AUTO PARTS & EQUIPMENT – 3.8%
1,735	Cooper Tire & Rubber Co.	55,745
1,726	Standard Motor Products, Inc.	66,693
		122,438
	CHEMICALS – 1.9%
1,268	Innospec, Inc.	61,574

	COMMERCIAL SERVICES – 13.8%
3,514	American Public Education, Inc.*	99,306
1,416	Capella Education Co.	74,297
1,169	Deluxe Corp.	76,137
900	Insperity, Inc.	64,773
2,193	Medifast, Inc.	69,979
1,260	Strayer Education, Inc.*	60,694
		445,186
	COMPUTERS – 3.6%
1,084	MTS Systems Corp.	51,815
1,422	Syntel, Inc.*	65,526
		117,341
	ELECTRONICS – 4.3%
2,402	Allied Motion Technologies, Inc.	54,718
1,876	Methode Electronics, Inc.	55,361
6,198	ZAGG, Inc.*	29,998
		140,077
	ENERGY-ALTERNATE SOURCES – 2.1%
1,170	REX American Resources Corp.*	68,351

	FOOD – 1.6%
1,160	Cal-Maine Foods, Inc.	51,620

	HEALTHCARE-PRODUCTS – 2.3%
3,320	SurModics, Inc.*	73,173

	HEALTHCARE-SERVICES – 6.1%
440	Chemed Corp.	57,380
1,558	Surgical Care Affiliates, Inc.*	69,752
1,220	U.S. Physical Therapy, Inc.	70,480
		197,612
	COMMON STOCKS (continued)
	INTERNET – 3.7%
7,315	DHI Group, Inc.*	$51,571
4,053	VASCO Data Security International, Inc.*	66,996
		118,567
	LEISURE TIME – 2.0%
3,131	Nautilus, Inc.*	64,593

	METAL FABRICATE/HARDWARE – 2.5%
2,976	Global Brass & Copper Holdings, Inc.	81,215

	MISCELLANEOUS MANUFACTURING – 3.7%
2,442	Smith & Wesson Holding Corp.*	59,511
895	Sturm Ruger & Co., Inc.	59,276
		118,787
	OIL & GAS – 1.2%
1,862	Western Refining, Inc.	39,549

	PHARMACEUTICALS – 11.0%
1,625	Anika Therapeutics, Inc.*	76,895
2,038	Enanta Pharmaceuticals, Inc.*	49,992
3,934	Insys Therapeutics, Inc.*	61,567
1,545	Lannett Co., Inc.*	37,683
4,697	SciClone Pharmaceuticals, Inc.*	66,463
513	USANA Health Sciences, Inc.*	61,893
		354,493
	REAL ESTATE – 1.9%
2,484	Marcus & Millichap, Inc.*	63,143

	RETAIL – 10.0%
6,607	Denny's Corp.*	70,893
3,049	Express, Inc.*	44,332
2,029	Hibbett Sports, Inc.*	70,082
1,780	Outerwall, Inc.	73,425
3,891	Ruth's Hospitality Group, Inc.	64,630
		323,362
	SEMICONDUCTORS – 3.8%
1,266	Ambarella, Inc.*	52,336
2,184	Tessera Technologies, Inc.	70,478
		122,814
	SOFTWARE – 4.2%
373	MicroStrategy, Inc.*	69,579
719	SYNNEX Corp.	65,501
		135,080
	TELECOMMUNICATIONS – 4.2%
2,765	NeuStar, Inc.*	65,116
1,791	Ubiquiti Networks, Inc.*	71,389
		136,505

See accompanying Notes to Financial Statements.

LYONS SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued) As of May 31, 2016 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (continued)
	TRANSPORTATION – 1.6%
1,543	Matson, Inc.	$51,428

	TRUCKING & LEASING – 1.9%
2,183	Greenbrier Cos., Inc.	62,652

	TOTAL COMMON STOCKS
	(Cost $3,133,081)	3,155,246

	SHORT-TERM INVESTMENTS – 10.1%
326,019	Federated Prime Obligations Fund, 0.37% [a]	326,019

	SHORT-TERM INVESTMENTS
	(Cost $326,019)	326,019

	TOTAL INVESTMENTS – 107.6%
	(Cost $3,459,100)	3,481,265

	Liabilities less other assets – (7.6)%	(244,455)

	TOTAL NET ASSETS – 100.0%	$3,236,810

*	Non-income producing security.

[a]	Variable rate security, the rate shown represents the yield as of period end.

See accompanying Notes to Financial Statements.

LYONS SMALL CAP FUND STATEMENT OF ASSETS AND LIABILITIES As of May 31, 2016 (Unaudited)

Assets:
Investments in securities, at value (cost $3,459,100)	$3,481,265
Receivables:
Dividends and interest	2,831
Due from adviser	31,150
Prepaid expenses	8,870
Deferred offering costs (Note 4)	13,714
Total assets	3,537,830

Liabilities:
Investment securities purchased	252,691
Payable to the adviser for offering costs reimbursement (Note 4)	13,714
Distribution plan fees	719
Other liabilities	33,896
Total liabilities	301,020

Net assets	$3,236,810

Components of net assets:
Paid-in capital (unlimited number of shares authorized)	$3,297,953
Accumulated net investment loss	(8,453)
Accumulated net realized loss on investments	(74,855)
Net change in unrealized appreciation on investments	22,165
Net assets	$3,236,810

No-Load Class:
Net assets applicable to shares outstanding	$3,188,693
Shares of beneficial interest issued and outstanding	330,319
Offering and redemption price per share	$9.65

Class C:
Net assets applicable to shares outstanding	$48,117
Shares of beneficial interest issued and outstanding	5,000
Offering and redemption price per share	$9.62

See accompanying Notes to Financial Statements.

LYONS SMALL CAP FUND STATEMENT OF OPERATIONS For the Period from January 1, 2016 to May 31, 2016 (Unaudited)*

Investment income:
Dividends	$10,549
Interest	252
Total investment income	10,801

Expenses:
Organization costs (Note 4)	49,045
Fund administration & accounting fees	34,468
Transfer agent fees and expenses	24,467
Advisory fees (Note 3)	15,922
Chief compliance officer fees	14,027
Offering costs (Note 4)	9,740
Audit fees	8,395
Custody fees	6,253
Printing & postage expenses	4,548
Legal fees	4,354
Trustees' fees and expenses	4,083
Distribution fees	3,332
Miscellaneous expenses	3,097
Registration fees	2,166
Total expenses	183,897
Less: Expenses waived and reimbursed (Note 3)	(164,643)
Net expenses	19,254
Net investment loss	(8,453)

Net realized loss and change in net unrealized appreciation on investments:
Net realized loss on investments	(74,855)
Net change in unrealized appreciation on investments	22,165
Total net realized loss and change in net unrealized appreciation from investments	(52,690)

Net change in net assets from operations	$(61,143)

*

The Fund’s inception date was December 31, 2015 and the commencement of operations date was January 1, 2016. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

See accompanying Notes to Financial Statements.

LYONS SMALL CAP FUND STATEMENT OF CHANGES IN NET ASSETS

For the Period from January 1, 2016 to May 31, 2016 (Unaudited)*
Net change in net assets from operations:
Net investment loss	$(8,453)
Net realized loss on investments	(74,855)
Net change in unrealized appreciation on investments	22,165
Net change in net assets resulting from operations	(61,143)

Capital transactions:
Net proceeds from shares issued:
No-Load class	3,425,181
Cost of shares redeemed:
No-Load class	(227,228)
Net change resulting from capital transactions	3,197,953

Total change in net assets	3,136,810

Net assets:
Beginning of period**	100,000
End of period	$3,236,810

Accumulated net investment loss	$(8,453)

Capital share transactions:
Shares issued:
No-Load class	349,330
Shares redeemed:
No-Load class	(24,011)
Net increase from capital share transactions	325,319

*

The Fund’s inception date was December 31, 2015 and the commencement of operations date was January 1, 2016. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

**

The Investment Adviser made the initial share purchase of $100,000 on December 7, 2015. The total initial share purchase of $100,000, included 5,000 shares of the No-Load class and 5,000 shares of the C class, each of which were purchased at $10 a share. Class I shares have been approved by the board, but have not commenced operations.

See accompanying Notes to Financial Statements.

LYONS SMALL CAP FUND FINANCIAL HIGHLIGHTS – Class No-Load

For a capital share outstanding throughout the period

	For the Period from January 1, 2016 to May 31, 2016 (Unaudited)*

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss**	(0.03)
Net realized loss and change in net unrealized appreciation on investments	(0.32)
Total from investment operations	(0.35)

Net asset value, end of period	$9.65

Total return	(3.50	)%(a)

Ratios and supplemental Data:
Net assets, end of period	$3,188,693
Ratio of net expenses to average net assets	1.50	%(b)
Ratio of gross expenses to average net assets	12.17	%(b)
Ratio of net investment loss to average net assets	(0.65	)%(b)
Portfolio turnover rate	19	%(a)

*

The Fund’s inception date was December 31, 2015 and the commencement of operations date was January 1, 2016. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

**	The calculation is made using the average shares outstanding method.

(a)	Not annualized for periods less than one year.

(b)	Annualized for period less than one year, with the exception of non-recurring organizational costs.

See accompanying Notes to Financial Statements.

LYONS SMALL CAP FUND FINANCIAL HIGHLIGHTS – Class C

For a capital share outstanding throughout the period

	For the Period from January 1, 2016 to May 31, 2016 (Unaudited)*

Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss**	(0.06)
Net realized loss and change in net unrealized appreciation on investments	(0.32)
Total from investment operations	(0.38)

Net asset value, end of period	$9.62

Total return	(3.80	)%(a)

Ratios and supplemental Data:
Net assets, end of period	$48,117
Ratio of net expenses to average net assets	2.25	%(b)
Ratio of gross expenses to average net assets	12.92	%(b)
Ratio of net investment loss to average net assets	(1.42	)%(b)
Portfolio turnover rate	19	%(a)

*

The Fund’s inception date was December 31, 2015 and the commencement of operations date was January 1, 2016. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

**	The calculation is made using the average shares outstanding method.

(a)	Not annualized for periods less than one year.

(b)	Annualized for period less than one year, with the exception of non-recurring organizational costs.

See accompanying Notes to Financial Statements.

LYONS SMALL CAP FUND NOTES TO THE FINANCIAL STATEMENTS May 31, 2016 (Unaudited)

1. Organization

Lyons Funds (the “Trust”) was organized as a Delaware statutory trust on February 19, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is managed by Lyons Wealth Management, LLC (the “Adviser”). The Trust currently offers shares of one portfolio, Lyons Small Cap Fund (the “Fund”). The Fund is classified as non-diversified for purposes of the 1940 Act. The business and operations of the Fund are managed and overseen by the Board of Trustees (the “Board”).

Class No-Load shares and C shares were funded on December 7, 2015 and became operational with inception date December 31, 2015. Class I shares have been approved by the board, but have not commenced operations. The offering of the Fund’s shares (the “Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to provide investors long-term capital appreciation.

2. Significant Accounting Policies

The Fund is an investment company; as such the Fund has applied the guidance set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements.

(a) Use of Estimates - The Fund’s policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(b) Investment Valuations – The Fund’s Share price is based on its net asset value (the “NAV”), which includes, and is affected by, the securities held by the Fund. The Fund’s securities are valued primarily on the basis of market quotations. Certain short-term securities are valued on the basis of amortized cost. If market quotations are not readily available for a security or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board believes accurately reflects fair value. A security’s valuation may differ depending on the method used for determining value.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per Share of the Fund when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the value of its portfolio, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

FASB ASC Topic 820, Fair Value Measurements and Disclosures, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosures about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

LYONS SMALL CAP FUND NOTES TO THE FINANCIAL STATEMENTS May 31, 2016 (Unaudited) (Continued)

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

●

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

●	Level 3 – significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s assets as of May 31, 2016:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Security Type
Common Stocks	$3,155,246	$—	$—	$3,155,246
Short Term Investments	326,019	—	—	326,019
Total	$3,481,265	$—	$—	$3,481,265

In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Unit (or Its Equivalent), modifying ASC Topic 820. The modifications eliminate the requirement for investments measured at NAV to be categorized within the fair value hierarchy under GAAP and requiring the disclosure of sufficient information to reconcile the fair value of the remaining assets categorized within the fair value hierarchy to the financial statements. ASU 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. Management has reviewed the requirements and believes the adoption of ASU 2015-07 will not have a material impact on the financial statements. As of May 31, 2016, there were no investments made by the Fund that were excluded from the fair value hierarchy.

(c) Distributions to Shareholders – The Fund distributes net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their federal tax basis treatment; temporary differences do not require reclassification.

The Fund offers multiple classes of Shares which differ in their respective distribution fees. All shareholders bear the common expenses of the Fund. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of Shares based on the value of total Shares outstanding of each class without distinction between Share classes. Expenses attributable to a particular class of Shares, such as distribution fees, are allocated directly to that class.

LYONS SMALL CAP FUND NOTES TO THE FINANCIAL STATEMENTS May 31, 2016 (Unaudited) (Continued)

(d) Federal Income Taxes – The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

Management performs an evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of the tax position being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Management analyzed all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities. As of May 31, 2016 the Fund had no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management identified no tax uncertainties which had an effect on the Fund’s reported net assets or results of operations as of and during the period ended May 31, 2016. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

(e) Expenses – Expenses are accrued daily. The Fund’s organizational costs (see Note 4) have been expensed as incurred but are subject to the Funds’ Expense Limitation Agreement (the “Expense Limitation Agreement”) (see Note 3). The Fund’s offering costs (see Note 4) were recorded as a deferred asset, and consist of legal fees for preparing the prospectus and statement of additional information in connection with the Fund’s registration and public offering.

(f) Redemption Fees – For the period ended May 31, 2016, there were no redemption fees charged on any of the Fund’s redemptions. The Fund also does not intend to assess redemption fees on any redemptions going forward.

(g) Commitments and Contingencies - In the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

(h) Other - Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3. Investment Advisory and Expense Limitation Agreement

The Fund has entered into an Investment Advisory Agreement (“IA Agreement”) with the Adviser pursuant to which the Adviser will provide general investment advisory and administrative services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily, at an annual rate equal to 1.25% of the Fund’s average daily net assets. The IA Agreement is in effect for two years from the date of effectiveness (November 19, 2015) and must be approved at least annually by the Board. Thereafter, the IA agreement shall terminate automatically if assigned, and may be terminated, without penalty, by vote of a majority of the outstanding voting securities of the Fund or by either party upon 60 days’ written notice. No person other than the Adviser regularly furnishes advice to the Fund with respect to the desirability of the Fund’s investing in and purchasing or selling securities.

The Adviser and the Fund have entered into an Expense Limitation Agreement. The Adviser has contractually agreed to reimburse the Fund so that its total annual operating expenses, excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, do not exceed 1.50% for No-Load Shares and 2.25% for Class C Shares, for so long as Lyons serves as the Adviser to the Fund. An additional Class, Class I, is outlined in the Prospectus and will become operational at the Adviser’s discretion. For further details regarding Class I please refer to the Prospectus. This arrangement will remain in effect unless a majority of the Independent Trustees terminate the Expense Limitation Agreement upon 60 days’ notice. Under terms of the Expense Limitation Agreement, the Adviser is entitled to recoupment of fees waived, and expenses reimbursed, by the Adviser which are subject to limitations. Recoupment may be made only for fees and expenses incurred not more than three years prior to the date of recoupment with respect to “operational expenses”, not more than one year prior to the date of recoupment with respect to “organizational expenses”, and the recoupment may not be made if it would cause the Fund’s annual expense limitation to be exceeded. As of May 31, 2016, $164,643 in expenses were contractually reimbursed to the Fund by the Adviser and are subject to recoupment by the Adviser within the limitations noted.

LYONS SMALL CAP FUND NOTES TO THE FINANCIAL STATEMENTS May 31, 2016 (Unaudited) (Continued)

4. Organization and Offering Costs

The Fund will bear all expenses incurred in its business and operations. The Adviser paid the Fund’s organizational and initial offering costs and may subsequently recoup these costs from the Fund which were incurred not more than one year prior to the date of recoupment, in accordance with the Expense Limitation Agreement. The Fund’s organizational costs have been expensed as incurred and are subject to the Expense Limitation Agreement. The Adviser is eligible for recoupment of organizational expenses from the Fund until January 1, 2017.

Costs incurred in connection with the offering and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over the first twelve months of the Fund’s operations, which began with the commencement of operations on January 1, 2016.

Total organizational and offering expenses for the Fund were $49,045 and $23,454, respectively. Organizational and offering expenses which have been expensed by the Fund as of May 31, 2016, were $49,045 and $9,740, respectively. Offering costs that amount to $13,714 are still deferred, as of May 31, 2016.

5. Officers and Trustees

Certain officers and Trustees of the Fund are also officers of the Adviser. None of the Fund officers or interested Trustees receives any compensation from the Fund. Each Trustee who is not affiliated with the Trust or the Adviser receives compensation for their service as Trustee of the Trust. In addition, each Trustee who is not affiliated with the Trust or the Adviser, will be reimbursed for expenses incurred in connection with attending Board and committee meetings. As of May 31, 2016, each Trustee who is not affiliated with the Trust or the Adviser is compensated for their services in the amount of $750 for each meeting of the Board they attend.

For the period ended May 31, 2016, the Fund incurred $18,417 in fees paid to the Chief Compliance Officer.

6. Investment Transactions

For the period from January 1, 2016 to May 31, 2016, the Fund made purchases and sales of investments, excluding short-term investments, totaling $3,754,790 and $546,853, respectively.

7. Federal Income Tax Information

At May 31, 2016, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$3,459,100
Gross Unrealized Appreciation	$227,605
Gross Unrealized Depreciation	(205,440)
Net Unrealized Appreciation	$22,165

There are no differences between cost amounts for financial statement and federal income tax purposes.

8. Subsequent Events

There were no events management was aware of after the period-end date and through the date the financial statements were issued that met the criteria of a subsequent event.

LYONS SMALL CAP FUND EXPENSE EXAMPLE May 31, 2016 (Unaudited)

For the Period Ended May 31, 2016

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ended May 31, 2016 (1/1/16-5/31/16).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value January 1, 2016*	Ending Account Value May 31, 2016	Annualized Expense Ratio	Expenses Paid During the Period January 1, 2016 to May 31, 2016
Class No Load
Actual	$1,000.00	$ 965.00	1.50%**	$ 6.12
Hypothetical (5% Annual Return before expenses)	$1,000.00	$ 1,017.50	1.50%***	$ 7.56
Class C
Actual	$1,000.00	$ 962.00	2.25%**	$ 9.17
Hypothetical (5% Annual Return before expenses)	$1,000.00	$ 1,013.74	2.25%***	$ 11.33

*

The Fund’s inception date was December 31, 2015 and the commencement of operations date was January 1, 2016. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

**

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period and multiplied by 152/366 (to reflect the period beginning with the commencement of operations).

***

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over a 6 month “hypothetical” period and multiplied by 182/366 (December 1, 2015 through May 31, 2016).

LYONS SMALL CAP FUND ADDITIONAL INFORMATION May 31, 2016 (Unaudited)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-855-888-9667 (1-855-88LYONS) and by accessing the Fund’s Statement of Additional Information, which is available on the Fund’s website at http://www.lyonsfunds.com and on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-855-888-9667 (1-855-88LYONS) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings - The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Board Initial Approval of Investment Advisory Agreement - The initial approval of the Investment Advisory Agreement (the “IA Agreement”) between the Trust and Lyons Wealth Management, LLC (“Lyons”), on behalf of the Lyons Small Cap Fund (the “Fund”), was approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on November 19, 2015. The Trust’s Board considered the factors described below prior to approving the Agreement.

To assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of Lyons’ business and any personnel changes, a description of the compensation received by Lyons from the Fund and its other clients, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding Lyons or its personnel (there were none of either). In addition, the Board requested and received financial statements of Lyons for its fiscal year ended December 31, 2014 and fiscal year-to-date for 2015.

The Board also received a report from Lyons relating to the fees charged by Lyons, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by Lyons were provided to the Board in advance of the meeting. The Board considered the fees charged by Lyons in light of the services to be provided to the Fund by Lyons. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Lyons were fair and reasonable in light of the services provided to the Fund.

The Board also discussed the nature, extent and quality of Lyons’s services to the Fund. In particular, the Board noted with approval Lyons’s commitment to maintaining certain targeted expense ratios for the Fund, its success in achieving positive investment returns for other Funds that it managed, and its adherence to its stated investment mandate. The Board also discussed Lyons’s current fee structure and whether such structure would allow the Fund to realize economies of scale as it grows. The Board next considered the investment performance of similar advisory accounts. The Board generally approved of the Adviser’s performance, noting that the Fund invested in a manner that did not rely exclusively on investment performance. The Board also noted that the Advisor’s business was not devoted exclusively to serving the Fund, but it did not appear that the Advisor was realizing any improper ancillary benefits or profits deriving from its relationship with the Fund. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the approval of the IA Agreement for an initial two-year period would be in the best interests of the Fund’s shareholders. In approving the IA Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement approval.

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Board of Trustees

Alexander Read
John W. Riley III
Robert J. Hunting
Adam Sarhan

Investment Adviser

Lyons Wealth Management, LLC
807 West Morse Boulevard, Suite 105
Winter Park, FL 32789

Administration, Fund Accounting,
Dividend Paying Agent, Transfer Agent

UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Custodian

UMB Bank, N.A.
928 Grand Boulevard, 5th Floor
Kansas City, MO 64106

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

www.foreside.com

Independent Auditors

WithumSmith+Brown, PC
155 Seaport Boulevard
Boston, MA 02210

This report and the financial statements herein have been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item I of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 9. Purchase of Equity Securities of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

(a)
The Registrant’s principal executive officer and principal financial officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the Registrant’s last fiscal half-year that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Not applicable to open-end management investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lyons Funds

By:	/s/ Alexander Read
Alexander Read
Principal Executive Officer

Date:	8/3/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander Read
Alexander Read
Principal Executive Officer

Date:	8/3/2016

By:	/s/ Kerry A. Merrigan
Kerry A. Merrigan
Principal Financial Officer

Date:	8/3/2016